PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Capitalized property	$ 1,000		$ 1,000		$ 1,000
Depreciation	$ 8,035	$ 8,056	$ 24,102	$ 23,612	$ 31,668	$ 28,895
Minimum [Member]
Assets estimated useful life			3 years		3 years
Maximum [Member]
Assets estimated useful life			7 years		7 years